Income Taxes - Schedule of the Components of Earnings Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss before income taxes
Domestic	$ (6,131,500)	$ (1,012,200)
Foreign
Total loss before income taxes	$ (6,131,500)	$ (1,012,200)